Purchased Loans - Accretable Yield of Loans Purchased with Deteriorated Credit Quality (Detail) - USD ($) $ in Thousands		12 Months Ended
	Oct. 01, 2019	Dec. 31, 2019
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities [Abstract]
Balance at January 1, 2019
Additions through acquisition		(36)
Reclasses from nonaccretable difference		12
Accretion	$ 394	8
Balance at December 31, 2019		$ (16)